INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Statutory rate	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)